SHAREHOLDERS' EQUITY (Number of shares authorized) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Sep. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($)	Feb. 29, 2012 USD ($)	Sep. 23, 2013	Feb. 13, 2012 USD ($)
SHAREHOLDERS' EQUITY [Abstract]
Settlement of contingent consideration, shares				400,983
Common stock issued, value per share	$ 2.10		3.21	$ 4.49
Consideration paid in shares, shares issued		2,000,978	2,000,978
Value of shares of common stock paid in acquisition of Axerra Networks Inc.							$ 1,884
Issuance costs		98			42
Common stock, discount on shares		1,144
Share issued under public equity offering						11,910,000
Gross proceeds from equity offering	25,011
Net realized proceeds from equity offering	22,434
Recognized warrants liability	$ 6,425
Warrants exercise price	$ 2.70